Credit Facility (Details Textual) - USD ($)	1 Months Ended
	Feb. 23, 2018	Feb. 14, 2019	Jun. 13, 2018
Number of shares issued			4,703,000
Borrowings, maturity	5
Borrowings, interest rate	8.00%
Description of maximum term of options granted for share-based payment arrangement	Sprott with a five-year term
Warrant Exercise Price Per Share	$ 2.25
Warrant Closing Price Per Share	$ 5.63
Warrants [Member]
Number of shares issued	1,000,000
Loans to corporate entities [member]
Notional amount	$ 15,000,000
Later than one year [member]
Borrowings maturity term	3 years
Borrowings Maturity Date	Feb. 23, 2021
Subsequent Events [Member]
Number of shares issued		171,480
Rate of charge on funds drawn	3.00%
Subsequent Events [Member] | Floating interest rate [member]
Libor rate	7.00%